Fair Value of Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Public and private warrant trading price	$ 0.06
Transfers between Level 1, Level 2, and Level 3.	$ 0	$ 0